Borrowings, Details of Borrowings (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Current borrowings	$ 21.4	$ 0.0	[1]
Non-current liabilities	4,618.9	4,670.7	[1]
Borrowings	4,640.3	4,670.7
Unamortized prepaid facility arrangement fees and original issue discounts, current	(12.8)	0.0
Unamortized prepaid facility arrangement fees and original issue discounts, noncurrent	(80.1)	(104.3)
Unamortized prepaid facility arrangement fees and original issue discounts	(92.9)	(104.3)
Bank Loan Secured [Member]
Disclosure of detailed information about borrowings [abstract]
Current borrowings	34.2	0.0
Non-current liabilities	4,699.0	4,775.0
Borrowings	$ 4,733.2	$ 4,775.0		$ 4,996.9

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.